Principal subsidiaries Principal subsidiaries - (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Principal in subsidiaries

Company and country of incorporation/operation	Principal activities	Class of shares held	Proportion of class held (%)	Group interest (%)	Non-controlling interest (%)
Australia
Argyle Diamonds Limited	Mining and processing of diamonds (until November 2020)	Ordinary	100	100	—
Dampier Salt Limited	Salt and gypsum production	Ordinary	68.36	68.36	31.64
Energy Resources of Australia Ltd	Uranium processing (until January 2021)	Ordinary	86.33	86.33	13.67
Hamersley Iron Pty Limited	Iron ore mining	Ordinary	100	100	—
North Mining Limited(a)	Iron ore mining	Ordinary	100	100	—
Rio Tinto Aluminium (Holdings) Limited	Bauxite mining; alumina production; primary aluminium smelting	Ordinary	100	100	—

Robe River Mining Co Pty Ltd(a)	Iron ore mining	Class A	40	60	40
		Class B	76.36

Brazil
Alcan Alumina Ltda.(b)	Alumina production and bauxite mining	Quota	100	100	—
Canada
Iron Ore Company of Canada(c)	Iron ore mining; iron ore pellets production	Common	58.72	58.72	41.28
Rio Tinto Fer et Titane Inc.	Titanium dioxide feedstock; high purity iron and steel production	Common	100	100	—
		Class B preference	100	100	—
		CAD 0.01 preferred	100	100	—
Rio Tinto Alcan Inc.	Bauxite mining; alumina refining; aluminium smelting	Common	100	100	—

Diavik Diamond Mines (2012) Inc.(d)	Diamond mining and processing	Common	100	100	—
Guinea
Simfer Jersey Limited(e)	Iron ore project	Ordinary	53	53	47
Madagascar

QIT Madagascar Minerals SA(f)	Ilmenite mining	Common	80	80	15
		Investment certificates	100	100

		Voting certificates	80	80	20
Mongolia
Turquoise Hill Resources Ltd (including Oyu Tolgoi LLC)(g)	Copper and gold mining	Common	50.79	50.79	49.21
South Africa

Richards Bay Titanium (Proprietary) Limited(h)	Titanium dioxide; high purity iron production	B Ordinary	100	74	26
		B preference	100
		Parent Preference	100

Richards Bay Mining (Proprietary) Limited(h)	Ilmenite, rutile and zircon mining	B Ordinary	100	74	26
		B preference	100
		Parent Preference	100

US
Kennecott Holdings Corporation (including Kennecott Utah Copper and Kennecott Exploration)	Copper and gold mining, smelting and refining and exploration activities	Common US$0.01	100	100	—
U.S. Borax Inc.	Mining, refining and marketing of borates	Common US$0.10	100	100	—
This list includes only those companies that have a more significant impact on the profit or operating assets of the Group.
The Group’s principal subsidiaries are mostly held by intermediate holding companies and not directly by Rio Tinto plc or Rio Tinto Limited.
(a)Robe River Mining Co Pty Ltd (which is 60% owned by the Group) holds a 30% interest in Robe River Iron Associates (Robe River). North Mining Ltd (which is wholly owned by the Group) holds a 35% interest in Robe River. Through these companies the Group recognises a 65% share of the assets, liabilities, revenues and expenses of Robe River, with a 12% non-controlling interest. The Group therefore has a 53% beneficial interest in Robe River.
(b)Alcan Alumina Ltda holds the Group’s 10% interest in Consórcio De Alumínio Do Maranhão, a joint operation in which the Group participates but is not a joint operator. The Group recognises its share of assets, liabilities, revenues and expenses relating to this arrangement.
(c)Iron Ore Company of Canada is incorporated in the US, but operates in Canada.
(d)On 18 November 2021, Diavik Diamond Mines (2012) Inc. (DDMI) purchased the 40% share in the Diavik Diamond Mine, an unincorporated arrangement, held by Dominion Diamond Mines, becoming sole owner as a result; refer to note 36. Prior to purchase the Group held a 60% interest in Diavik and recognised its share of assets, revenue and expenses relating to this arrangement. Liabilities were recognised according to DDMI’s contractual obligations, with a corresponding 40% receivable or contingent asset representing the co-owner’s share where applicable.
(e)Simfer Jersey Limited, a company incorporated in Jersey in which the Group has a 53% interest, has an 85% interest in Simfer S.A., the company that operates the Simandou mining project in Guinea. The Group therefore has a 45.05% indirect interest in Simfer S.A. These entities are consolidated as subsidiaries and together referred to as the Simandou iron ore project.
(f)The Group’s shareholding in QIT Madagascar Minerals SA carries an 80% economic interest and 80% of the total voting rights; a further 5% economic interest is held through non-voting investment certificates to give an economic interest of 85%. The non-controlling interests have a 15% economic interest and 20% of the total voting rights.
(g)The Group has a 50.79% interest in Turquoise Hill Resources Ltd, which holds a 66% interest in Oyu Tolgoi LLC (OT) which is a subsidiary of Turquoise Hill Resources Ltd. The Group therefore has a 33.5% indirect interest in OT. Turquoise Hill Resources Ltd is incorporated in Canada but operates principally in Mongolia.
(h)Additional classes of shares issued by Richards Bay Titanium (Proprietary) Limited and Richards Bay Mining (Proprietary) Limited representing non-controlling interests are not shown. The Group’s total legal and beneficial interest in Richards Bay Titanium (Proprietary) Limited and Richards Bay Mining (Proprietary) Limited is 74%.
Subsidiaries financial information
This summarised financial information is shown on a 100% basis. It represents the amounts shown in the subsidiaries’ financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments, and before intercompany eliminations.

Income statement summary for the year ended 31 December	Iron Ore Company of Canada 2021 US$m	Iron Ore Company of Canada 2020 US$m	Turquoise Hill(i)(j)(k) 2021 US$m	Turquoise Hill(i)(j)(k) 2020 US$m
Revenue	3,308	2,269	1,971	1,078
Profit after tax	1,193	611	893	357
– attributable to non-controlling interests	493	252	496	130
– attributable to Rio Tinto	700	359	397	227
Other comprehensive income	39	56	3	2
Total comprehensive income	1,232	667	896	359

Balance sheet summary as at 31 December	2021 US$m	2020 US$m	2021 US$m	2020 US$m
Non-current assets	2,974	2,733	12,250	10,930
Current assets	599	670	1,129	1,496
Current liabilities	(581)	(462)	(954)	(540)
Non-current liabilities	(1,020)	(993)	(4,085)	(4,404)
Net assets	1,972	1,948	8,340	7,482
– attributable to non-controlling interests	818	804	2,846	2,424
– attributable to Rio Tinto	1,154	1,144	5,494	5,058

Cash flow statement summary for the year ended 31 December	2021 US$m	2020 US$m	2021 US$m	2020 US$m
Cash flow from operations	2,119	1,027	825	380
Dividends paid to non-controlling interests	(495)	(180)	—	—
(i)Turquoise Hill Resources Ltd holds a controlling interest in Oyu Tolgoi LLC.
(j)Under the terms of the project finance facility held by Oyu Tolgoi LLC, there are certain restrictions on the ability of Oyu Tolgoi LLC to make shareholder distributions.
(k)Since 2011, Turquoise Hill has funded common share investments in Oyu Tolgoi LLC on behalf of Erdenes Oyu Tolgoi LLC (“Erdenes”). In accordance with the Amended and Restated Shareholders Agreement dated 8 June 2011, such funded amounts earn interest at an effective annual rate of LIBOR plus 6.5% and are repayable to them via a pledge over Erdenes’ share of future OT common share dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to Turquoise Hill. Common share investments funded on behalf of Erdenes, including accrued interest, are recorded as a reduction to the net carrying value of their component of non-controlling interests. As at 31 December 2021, the cumulative amount of such funding was US$1,399 million (31 December 2020: US$1,378 million), excluding accrued interest of US$953 million (31 December 2020: US$804 million) relating to this funding. On 25 January 2022, Turquoise Hill agreed to waive the full amount of funding balances and interest; refer to note 45.

Income statement summary for the year ended 31 December	Robe River Mining Co Pty 2021 US$m	Robe River Mining Co Pty 2020 US$m	Other companies and eliminations(l) 2021 US$m	Other companies and eliminations(l) 2020 US$m	Robe River 2021 US$m	Robe River 2020 US$m
Revenue	2,454	1,738	2,863	2,028	5,317	3,766
Profit after tax	1,352	939	1,518	1,019	2,870	1,958
– attributable to non-controlling interests	541	376	—	—	541	376
– attributable to Rio Tinto	811	563	1,518	1,019	2,329	1,582
Other comprehensive (loss)/income	(183)	294	(97)	136	(280)	430
Total comprehensive income	1,169	1,233	1,421	1,155	2,590	2,388

Balance sheet summary as at 31 December	2021 US$m	2020 US$m	2021 US$m	2020 US$m	2021 US$m	2020 US$m
Non-current assets	3,472	3,452	4,166	4,247	7,638	7,699
Current assets	495	865	2,118	2,239	2,613	3,104
Current liabilities	(371)	(380)	(329)	(414)	(700)	(794)
Non-current liabilities	(421)	(255)	(4,378)	(4,752)	(4,799)	(5,007)
Net assets	3,175	3,682	1,577	1,320	4,752	5,002
– attributable to non-controlling interests	1,268	1,397	—	—	1,268	1,397
– attributable to Rio Tinto	1,907	2,285	1,577	1,320	3,484	3,605
32 Principal subsidiaries continued

Cash flow statement summary for the year ended 31 December	2021 US$m	2020 US$m	2021 US$m	2020 US$m	2021 US$m	2020 US$m
Cash flow from operations	2,130	1,491	2,512	1,771	4,642	3,262
Dividends paid to non-controlling interests	(589)	(332)	—	(165)	(589)	(497)
(l)“Other companies and eliminations” includes North Mining Limited (a wholly-owned subsidiary of the Group which accounts for its interest in Robe River) and goodwill of US$362 million (2020: US$383 million) that arose on the Group’s acquisition of its interest in Robe River.